SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of reconciliation of company's financial statements (Details) - USD ($)		12 Months Ended
	Sep. 29, 2022	Dec. 31, 2021	Sep. 30, 2022
Gross proceeds	$ 83,440,000
Class A ordinary shares subject to possible redemption			$ 79,606,000
ITHAX ACQUISITION CORP.
Class A ordinary shares issuance costs		$ 14,006,535
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Gross proceeds		241,500,000
Proceeds allocated to Public Warrants		(11,109,000)
Class A ordinary shares issuance costs		(14,006,535)
Subsequent measurement of carrying value to redemption value		25,216,158
Class A ordinary shares subject to possible redemption		$ 241,600,623